CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	$ 61,566	$ 38,600
Other comprehensive income
Unrealized gain on investments, net of deferred tax expense (Note 7)	1,141	819
Other comprehensive income for the year	1,141	819
Total comprehensive income for the year	62,707	39,419
Other comprehensive income attributable to:
Other comprehensive income, attributable to shareholders of the Company	1,141	819
Other comprehensive income, attributable to non-controlling interests	0	0
Total comprehensive income attributable to:
Comprehensive income, attributable to shareholders of the company	57,993	39,950
Comprehensive income, attributable to non-controlling interests	$ 4,714	$ (531)